OMB APPROVAL
OMB Number: 3235-0570 Expires: January 31, 2017 Estimated average burden hours per response: 20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-22691

The First Western Funds Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45244
(Address of principal executive offices)	(Zip code)

Wade R. Bridge

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45244

Name and address of agent for service)

Registrant's telephone number, including area code:   (513) 587-3400

Date of fiscal year end:         August 31, 2014

Date of reporting period:       February 28, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

First Western Fixed Income Fund First Western Short Duration Bond Fund SEMI-ANNUAL REPORT February 28, 2014 (Unaudited)

FIRST WESTERN FUNDS TRUST
Letter to Shareholders
April 24, 2014

Dear Fellow Shareholders,

We are pleased to present to you the Semi-Annual Report for the First Western Funds Trust for the period ended February 28, 2014. The initial Fund within the Trust, the First Western Fixed Income Fund, has been in existence for more than a year now while the second Fund, the First Western Short Duration Bond Fund, is approaching its one-year anniversary. In this relatively short period of time, and with limited distribution, we are quite thankful for the growth of these Funds and are truly appreciative of your support. To date, each Fund has produced solid results consistent with their investment objectives.

First Western Fixed Income Fund
At long last, the Federal Reserve initiated the tapering of its bond purchasing program. Having now reduced the quantitative easing program from $85 billion to $55 billion per month, many market participants expected interest rates to face upward pressure. As is often the case, with most investors positioned for higher rates, the market moved in the most painful direction. Encouraged by soft economic data and safe-haven demand emanating from the Ukraine situation, Treasury prices rallied and rates fell. Equity prices, most notably the high-flying momentum stocks, began giving back some of their gains. The economic underpinnings should continue to provide support to the financial markets, though cautiousness appears prudent over the near term.

Following the significant back up in rates that pushed the 10-year Treasury yield above 3% at the close of 2013, the new year witnessed a market reversal. Thus, higher benchmark Treasury prices provided support for other taxable bond sectors, even as mutual fund flows were choppy. The housing market remained conducive to mortgage-backed securities, though heightened interest rate volatility limited gains. Healthy profits and demand for yield enabled corporate bonds to maintain strength, leading gains during the period by a wide margin. Despite a duration well below that of Barclays U.S. Aggregate Bond Index (the “Index”), the Fund outperformed the Index, gaining 3.96% (net return) versus 2.84%, respectively.

First Western Short Duration Bond Fund
Against this same economic and financial market backdrop, the First Western Short Duration Bond Fund continued to execute on its investment objective of seeking a high level of income consistent with preservation of capital and liquidity. Therefore, while the interest rate volatility has some impact on this Fund, the duration strategy plays a smaller role and significant rate moves often will have a more muted impact. However, investor fears of rising rates have resulted in considerably more demand for high-quality short maturity bonds, making our task of uncovering good value even more challenging.

Our comfort with corporate profitability has led us to maintain an overweight in corporate bonds as we expect the short-term and intermediate-term environment to remain conducive to this sector. Although interest rate volatility can negatively impact the performance of mortgage-backed securities, our focus on more seasoned issues and the prolonged recovery in the housing sector have helped to mitigate these concerns. During this period, the Short Duration Bond Fund has comfortably outperformed its primary benchmark, gaining 2.68% (net return) versus the 0.80% increase in the Bank of America Merrill Lynch U.S. Corporate/Government 1-3 Years Bond Index.

Market & Economic Outlook
It is hard to deny our animal instincts. Logically, then, linking one’s activity or behavior to that of a specific animal has long been popular. Associating one’s views via its animal brother has also been prevalent in the financial world, so much so that some of these terms have become intertwined in pop culture. In fact, opposing viewpoints often develop into distinct teams, such as the bulls and bears which are discussed daily on financial news networks and media as pundits debate the direction of the stock market. Many labels, including sharks and wolves, have developed negative connotations in the industry. Perhaps most important, however, are the philosophically-opposed birds – the hawks and doves. The terms likely originated in the early years of the United States and applied to individual views on a military conflict. In 1798, Thomas Jefferson used the term “war hawk” to describe the Federalists who were advocating war on France. The term “dove” can be found as far back as biblical times and is one of the most recognizable symbols of peace.

While these contradictory terms have been applied to opponents and proponents of the Cuban missile crisis and the Vietnam War, as well as the conflicts in Afghanistan and Iraq, its current application to the description of inflationary or monetary policy philosophy of the Federal Reserve members is always of concern to investors worldwide. Hawkish central bankers argue for tighter monetary policy, or higher rates, to reduce the risk of future inflation. Conversely, dovish members propose loose money, either through lower rates or quantitative easing or both, to foster full employment or to offset feared deflationary forces.

The general nature of the Fed, either dovish or hawkish, is typically determined by the strength of its chairman. Following the inflationary cycle emanating from the 1970s, the appointment of Paul Volcker was marked by a very hawkish disposition. Volcker famously hiked short-term rates up to the high teens to combat surging inflation. Although recession resulted, the Volcker Fed was successful in overcoming runaway prices. Over a couple of decades, the Fed regained its inflation-fighting credibility and industrialized economies around the world benefitted handsomely from the healthy growth and modest inflationary environment.

However, beginning early last decade, low rates and easy money prompted excessive risk taking, most notably in the real estate sector. The Great Recession certainly corrected overvalued home prices, but it also engendered dysfunctional capital markets, insolvent banks, and deflation (or disinflation), to name a few. As numerous government programs attempted to alleviate the imbalances, central banks enacted the greatest monetary easing policies in their history. This extreme dovishness was desperately needed as the crumbling financial markets were exacerbating the strain on the real economy. Fortunately, at the helm of the Fed during the crisis was one of the foremost scholars on the Depression, Ben Bernanke. With the Treasury as its able partner, our central bank embarked on a number of initiatives, some successful and some not, to minimize the impact of the financial crisis and create the potential for a sustainable recovery. As has been argued here in prior pieces, perhaps simply allowing the economy and markets to reach their own equilibrium bottom may have resulted in a more robust recovery, but few politicians, investors, businesses, and households had the appetite for additional pain. Thus, major central banks attempted to “out dove” one another. Though slow and modest, recovery eventually took hold in the U.S., followed by improvement in the stronger European allies. Identified by a creative animal acronym, the weaker European countries became known as the PIGS (Portugal, Italy, Greece, and Spain) and continued to struggle until their financial markets recently rebounded.

With the U.S. several years into its recovery phase, it is only reasonable that some responsible monetary authorities and academics should start questioning the long-term implications of excessive monetary easing and the likely difficulties with unwinding the Fed’s largesse. For some time, dissatisfaction with the plodding recovery and the elevated unemployment rate prompted further dovish policies, with quantitative easing (QE) the largest and most controversial measure. As the Fed’s balance sheet approached $4 trillion, concerns grew louder. Some voting Fed members began to dissent and a few regional Fed presidents spoke of the need to consider reducing QE.

Nearing the end of his tenure, Fed Chairman Ben Bernanke began laying the groundwork for a reduction in the Fed’s bond buying program. However, a hiccup in the financial markets following the initial Fed communiqué resulted in a delay in the commencement of tapering. Thus, the job of tapering fell to the new central bank chief, Janet Yellen.

As the seasoned Vice Chairperson, Yellen’s transition from the second chair at the Fed to the top spot did not appear terribly daunting. With a long history of public service and academia, she was certainly qualified. As a dyed in the wool dove, the market also felt comfortable that little would change and monetary policy would remain extremely accommodating.

Beginning in 2014, Yellen and her team undertook the first of three reductions in QE, each successive $10 billion cuts. Now, at a still healthy $55 billion per month, the Fed’s balance sheet continues to expand, albeit at a slower pace. Expectations remain that barring a major economic setback, the QE program will come to an end in the third quarter of this year. While this may sound counterintuitive for the supposed dove Yellen, it actually makes sense considering her preference for forward rate guidance. Believing that investors would benefit from the long-term promise of low rates, Yellen had published her thoughts on the subject, pointing out the positive attributes corresponding to steady rate expectations.

The surprise, however, arrived during Yellen’s Q&A session following her first meeting as Fed Chairperson. Confusion and uncertainty were triggered by her very hawkish comments. Possibly possessed by the ghost of Volcker, her response to a question indicated higher short-term rates considerably sooner than nearly all had anticipated. Realizing the magnitude of her mistake, Yellen attempted to remedy the situation with extremely dovish statements, much of it focusing on the need for continued monetary accommodation to help combat the still struggling employment sector. Subsequent statements have reiterated that sentiment and helped to further distance Fed rate hikes from the previous 6.5% unemployment rate target.

Now, having firmly returned to its dovish ways, is there a growing risk that a policy error will occur, or that the Fed will again lose its inflation-fighting credibility? Furthermore, has the extreme dovishness induced risky market behavior that could prove painful down the road?

The strategy of trading QE for forward rate guidance may increase the risk that the Fed maintains low or zero short-term rates for too long, increasing the chance that inflation may creep back into the system. Should the Fed be deemed “behind the curve,” the bond market will likely do the work for Yellen and crew, pushing short rates up even as the Fed funds rate remains anchored. In this scenario, the central bank may lose some credibility and the markets would likely become more volatile as uncertainty and lack of confidence grow.

While unwinding QE seems on track and markets have adjusted, ending the Fed’s ZIRP (zero interest rate policy) poses a much more formidable challenge. Angst has already developed as to the timing of the first increase, with futures markets predicting mid-2015. As economic health improves and investors grow more complacent, stock and bond valuations have become considerably less attractive. Recalling the high degree of leverage in the market preceding the initial Bernanke announcement of impending tapering in May 2013, one should also be cognizant of the re-establishment of aggressive financing of securities and overextension of investors in their search for yield and returns. Quite evident is the advantage taken by corporate treasurers of this investor complacency with risk and zest for income. Lower quality bond issuance, including covenant-lite, PIK (payment-in-kind), and dividend deals, with less and less yield compensation for buyers, has become commonplace. While corporations remain quite healthy and default risk is minimal, investors must constantly assess the risk-return tradeoff and reduce such risks whenever compensation is determined to be inadequate.

A continuation on this path, with low rates and easy money inducing investors to either increase or maintain overweights in risk assets, will likely end poorly. A “Fed put” on low rates promotes this misallocation as investors reduce safer investments for higher yielding sectors as they expect low volatility and this prolonged low rate environment to remain. When the inevitable correction occurs, some investors will quickly learn what happens when there is a mismatch between one’s portfolio and one’s risk tolerance. The fallout from this correction, whether it be instigated from a realization that asset prices are too high or from the impact of higher rates should the Fed lose its credibility, will prove painful to most market participants. Returning to our animal terminology, the doves that helped to enable the bull market may also become responsible for a severe bear market. Investors should heed the old saying, “Pigs get fat, but hogs get slaughtered.” And it may just be the doves that supply the knife.

It is with this growing cautiousness that we continue to strive to achieve each Fund’s investment objective in a thoughtful, disciplined manner. We very much appreciate your support of the First Western Funds Trust.

Barry P. Julien, CFA
Managing Director & Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. For performance information current to the most recent month-end please call 1-800-292-6775.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of each Fund’s prospectus please call 1-800-292-6775 and a copy will be sent to you free of charge. Please read each prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

FIRST WESTERN FIXED INCOME FUND
Portfolio Information
February 28, 2014 (Unaudited)

Portfolio Allocation (% of Total Investments)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
U.S. Treasury Bonds, 8.125%, due 08/15/19	2.2%
Impac CMB Trust, Series 2007-A-A, floating rate note, due 05/25/37	1.8%
American Home Mortgage Investment Trust, Series 2004-4-3A, floating rate note, due 02/25/45	1.5%
FNMA, Series 2009-96-DB, 4.00%, due 11/25/29	1.5%
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A, floating rate note, due 08/25/33	1.4%
Federal Home Loan Bank, 5.375%, due 05/15/19	1.4%
Countrywide Home Loans, Inc., Series 2003-J10-2A1, 5.000%, due 11/25/18	1.3%
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR-1A1, floating rate note, due 09/25/35	1.2%
New Century Home Equity Loan Trust, Series 2005-A-A4W, floating rate note, due 08/25/35	1.2%
U.S. Treasury Bonds, 6.250%, due 08/15/23	1.2%

FIRST WESTERN SHORT DURATION BOND FUND
Portfolio Information
February 28, 2014 (Unaudited)

Portfolio Allocation (% of Total Investments)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
Impac CMB Trust, Series 2007-A-A, floating rate note, due 05/25/37	1.7%
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A2, floating rate note, due 06/25/35	1.3%
Adjustable Rate Mortgage Trust, Series 2005-3-8A2, floating rate note, due 07/25/35	1.3%
Avnet, Inc., 6.625%, due 09/15/16	1.2%
Residential Funding Mortgage Security I, Inc., Series 2003-S12-3A1, floating rate note, due 12/25/32	1.2%
Time Warner Cable, Inc., 5.850%, due 05/01/17	1.2%
GNMA, Series 2009-65-GL, 4.500%, due 05/20/38	1.1%
Air Lease Corporation, 5.625%, due 04/01/17	1.1%
Countrywide Asset-Backed Certificates, Series 2004-6-2A3, floating rate note, due 11/25/34	1.1%
DCP Midstream Operating, L.P., 2.500%, due 12/01/17	1.0%

FIRST WESTERN FIXED INCOME FUND
Schedule of Investments
February 28, 2014 (Unaudited)

U.S. TREASURY OBLIGATIONS — 4.5%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds	7.500%	11/15/16	$100,000	$118,492
U.S. Treasury Bonds	8.125%	08/15/19	1,025,000	1,373,820
U.S. Treasury Notes	1.750%	05/15/23	595,000	554,512
U.S. Treasury Bonds	6.250%	08/15/23	575,000	756,350
Total U.S. Treasury Obligations (Cost $2,781,505)				$2,803,174

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank — 0.4%
Federal Farm Credit Bank	5.150%	11/15/19	$250,000	$291,188

Federal Home Loan Bank — 3.9%
Federal Home Loan Bank	5.375%	05/15/19	750,000	881,812
Federal Home Loan Bank	2.125%	10/24/22	430,000	396,916
Federal Home Loan Bank	2.250%	12/21/22	550,000	527,706
Federal Home Loan Bank	2.125%	03/10/23	350,000	326,064
Federal Home Loan Bank	2.500%	05/08/24	325,000	296,994
				2,429,492

Total U.S. Government Agency Obligations (Cost $2,765,119)				$2,720,680

MORTGAGE-BACKED SECURITIES — 44.9%	Coupon	Maturity	Par Value	Value
Corporate — 31.8%
ABN AMRO Mortgage Corporation,
Series 2003-12-1A (a)	5.000%	12/01/33	$488,350	$510,071
Ace Securities Corporation,
Series 2005-SD1-M1 (a)	0.905%	11/25/50	370,908	364,539
American Home Mortgage Investment Trust,
Series 2004-3-5A (a)	2.173%	10/25/34	193,928	193,293
American Home Mortgage Investment Trust,
Series 2004-4-3A (a)	0.455%	02/25/45	937,658	932,220
Bayview Financial Acquisition Trust,
Series 2006-B-1A3 (a)	6.159%	04/28/36	750,000	754,076

FIRST WESTERN FIXED INCOME FUND
Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 44.9% (Continued)	Coupon	Maturity	Par Value	Value
Corporate — 31.8% (Continued)
BCAP, LLC Trust, 144A,
Series 2009-RR2-A1 (a)	2.701%	01/21/38	$172,414	$174,668
Centex Home Equity Loan Trust,
Series 2004-D-AF6	4.670%	09/25/34	279,988	290,723
Chase Mortgage Finance Corporation,
Series 2003-S14-1A1	5.000%	01/25/34	706,699	753,258
Citigroup Mortgage Loan Trust, Inc., 144A,
Series 2009-6-6A1 (a)	0.405%	07/25/36	72,635	70,940
Citigroup Mortgage Loan Trust, Inc., 144A,
Series 2009-6-11A1 (a)	0.505%	05/25/37	205,009	202,841
Countrywide Asset-Backed Certificates,
Series 2004-6-2A3 (a)	0.758%	11/25/34	690,590	685,457
Countrywide Home Loans, Inc.,
Series 2002-25-2A1	5.500%	11/27/17	43,330	44,644
Countrywide Home Loans, Inc.,
Series 2003-J10-2A1	5.000%	11/25/18	785,132	801,026
Countrywide Home Loans, Inc.,
Series 2003-J7-1A2	5.250%	08/25/33	133,445	136,058
Credit Suisse Commercial Mortgage Trust, 144A,
Series 2009-8R-5A1 (a)	6.094%	05/26/37	101,419	105,773
Credit Suisse Commercial Mortgage Trust, 144A,
Series 2009-2R-2A5 (a)	2.188%	06/26/37	182,507	182,309
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1-A3	5.383%	02/15/40	292,301	316,036
CS First Boston Mortgage Securities Company,
Series 2002-AR31-4A2 (a)	2.660%	11/25/32	500,000	488,220
CS First Boston Mortgage Securities Company,
Series 2003-11-1A31	5.500%	06/25/33	255,846	267,050
FRS, LLC, 144A,
Series 2013-1A-A1	1.800%	04/15/43	433,928	432,666

FIRST WESTERN FIXED INCOME FUND
Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 44.9% (Continued)	Coupon	Maturity	Par Value	Value
Corporate — 31.8% (Continued)
Goldman Sachs Mortgage Securities Trust, 144A,
Series 2005-SEA2-A1 (a)	0.507%	01/25/45	$417,496	$405,567
GSAA Home Equity Trust,
Series 2004-11-2A1 (a)	0.485%	12/25/34	370,573	359,262
Impac CMB Trust,
Series 2004-10-4A2 (a)	1.095%	03/25/35	266,271	266,601
Impac CMB Trust,
Series 2005-4-2A1 (a)	0.455%	05/25/35	156,481	158,120
Impac CMB Trust,
Series 2007-A-A (a)	0.405%	05/25/37	1,153,308	1,120,461
Impac Secured Assets Corporation,
Series 2003-3-A1 (a)	4.798%	08/25/32	186,176	192,948
JPMorgan Mortgage Trust,
Series 2004-A3-SF3 (a)	2.090%	06/25/34	371,956	366,564
JPMorgan Re-REMIC, 144A,
Series 2009-9-A1 (a)	6.000%	09/26/36	584,998	612,376
Master Asset Securitization Trust,
Series 2003-5-1A1	5.500%	06/25/33	15,083	15,271
Master Asset Securitization Trust,
Series 2003-8-1A1	5.500%	09/25/33	70,553	72,988
Mellon Residential Funding Corporation, 144A,
Series 2000-TBC2-A1 (a)	0.640%	06/15/30	483,505	473,874
Morgan Stanley Mortgage Loan Trust,
Series 2005-5AR-1A1 (a)	0.425%	09/25/35	786,709	771,392
Morgan Stanley Mortgage Loan Trust,
Series 2005-6AR-1A2 (a)	0.425%	11/25/35	178,359	175,714
New Century Home Equity Loan Trust,
Series 2005-A-A4W (a)	5.034%	08/25/35	725,477	757,285
Opteum Mortgage Acceptance Corporation,
Series 2005-5-2AD2 (a)	5.850%	12/25/35	550,000	566,620
RBS Commercial Funding Trust, 144A,
Series 2010-RR3-MSCA (a)	5.908%	07/01/17	400,000	449,170

FIRST WESTERN FIXED INCOME FUND
Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 44.9% (Continued)	Coupon	Maturity	Par Value	Value
Corporate — 31.8% (Continued)
Residential Asset Securitization Trust,
Series 2003-A4-A3 (a)	0.555%	05/25/33	$552,271	$546,510
Residential Funding Mortgage Security I, Inc.,
Series 2004-S4-2A6	4.500%	04/25/19	57,008	58,689
Residential Funding Mortgage Security I, Inc.,
Series 2003-S12-3A1 (a)	3.750%	12/01/32	406,877	412,160
Securitized Asset Backed Receivables, LLC Trust, 144A,
Series 2004-DO1-A1 (a)	0.715%	07/25/34	504,987	493,473
Sequoia Mortgage Trust,
Series 2012-4-A2 (a)	2.999%	09/25/42	444,066	429,732
Silverleaf Finance, LLC, 144A,
Series 2012-D-A	3.000%	03/17/25	261,850	264,567
Structured Asset Mortgage Investments,
Series 2004-AR4-1A1 (a)	0.506%	12/19/34	648,959	641,763
Structured Asset Mortgage Investments II Trust,
Series 2004-AR6-A1A (a)	0.857%	02/19/35	758,036	704,535
Structured Asset Securities Corporation,
Series 1998-11-2B1 (a)	1.932%	01/26/32	137,484	128,353
Structured Asset Securities Corporation,
Series 1998-11-2B2 (a)	1.932%	01/26/32	114,177	103,735
Wa-Mu Mortgage Pass-Through Certificates,
Series 2003-S3-3A1	5.500%	05/25/33	361,230	386,629
Wa-Mu Mortgage Pass-Through Certificates,
Series 2003-AR7-A7 (a)	2.299%	08/25/33	276,366	281,203
Wa-Mu Mortgage Pass-Through Certificates,
Series 2003-AR8-A (a)	2.419%	08/25/33	880,113	894,166
Wa-Mu Mortgage Pass-Through Certificates,
Series 2002-AR2-A (a)	2.032%	02/27/34	118,310	117,318

FIRST WESTERN FIXED INCOME FUND
Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 44.9% (Continued)	Coupon	Maturity	Par Value	Value
Corporate — 31.8% (Continued)
Wells Fargo Mortgage-Backed Securities,
Series 2003-G-A1 (a)	2.490%	06/25/33	$13,687	$13,974
				19,946,888
Federal Home Loan Bank — 0.0% (b)
FHLB, Series SK-2015-1	5.140%	08/18/15	17,558	18,459

Federal Home Loan Mortgage Corporation — 7.4%
FHLMC, Series 2882-UJ	4.500%	08/15/19	77,605	79,676
FHLMC, Series 2999-ND	4.500%	07/15/20	139,240	148,485
FHLMC, Series 2515-UP	5.500%	10/15/22	237,525	262,382
FHLMC, Series 2574-JN	4.500%	12/15/22	17,179	17,616
FHLMC, Series 2690-TV	4.500%	11/15/25	170,902	183,387
FHLMC, Series 3827-HA	3.500%	11/15/25	202,940	208,363
FHLMC, Series 3817-QA	4.000%	03/15/26	307,285	329,019
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	475,311
FHLMC, Series 2694-QH	4.500%	03/15/32	21,503	21,720
FHLMC, Series 2700-PG	4.500%	05/15/32	106,981	110,480
FHLMC, Series 2733-TD	5.000%	11/15/32	4,754	4,781
FHLMC, Series 2760-PD	5.000%	12/15/32	69,760	71,101
FHLMC, Series 2797-PG	5.500%	01/15/33	56,747	57,498
FHLMC, Series 2569-LD	5.500%	02/15/33	337,793	371,785
FHLMC, Series 2928-NE	5.000%	04/15/33	48,153	48,316
FHLMC, Series 2889-OG	5.000%	05/15/33	71,703	72,290
FHLMC, Series 2911-UE	5.000%	06/15/33	109,401	111,531
FHLMC, Series 3793-UA	4.000%	06/15/33	215,855	224,545
FHLMC, Series 2869-BG	5.000%	07/15/33	50,208	51,240
FHLMC, Series 2874-LD	5.000%	08/15/33	122,711	124,377
FHLMC, Series 2785-GD	4.500%	10/15/33	31,492	32,759
FHLMC, Series 3037-ND	5.000%	01/15/34	243,728	249,887
FHLMC, Series 3017-MK	5.000%	12/15/34	39,822	42,523
FHLMC, Series 4011-NP	3.000%	07/15/39	200,531	202,632
FHLMC, Series 3843-JA	4.000%	04/15/40	268,547	280,893
FHLMC, Series 4017-MA	3.000%	03/15/41	212,307	211,499
FHLMC, Series 4077-AP	4.000%	01/15/42	621,041	652,852
				4,646,948

FIRST WESTERN FIXED INCOME FUND
Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 44.9% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association — 4.0%
FNMA, Series 2003-89-LC	4.500%	09/25/18	$99,183	$104,959
FNMA, Series 2003-83-PG	5.000%	06/25/23	64,488	68,521
FNMA, Series 2010-86-V	4.000%	05/25/28	409,679	423,928
FNMA, Series 2005-80-BA	5.000%	04/25/29	88,768	96,813
FNMA, Series 2009-96-DB	4.000%	11/25/29	871,776	927,740
FNMA, Series 2004-8-GD	4.500%	10/25/32	63,432	65,339
FNMA, Series 2005-29-QD	5.000%	08/25/33	195,773	199,263
FNMA, Series 2005-1-HE	5.000%	09/25/33	134,710	138,185
FNMA, Series 2005-86-WD	5.000%	03/25/34	125,164	128,071
FNMA, Series 2011-129-MA	4.000%	01/25/38	8,173	8,182
FNMA, Pool #MA0584	4.500%	10/25/40	174,662	185,630
FNMA, Series 2011-100QM	4.000%	10/25/50	188,119	196,457
				2,543,088
Government National Mortgage Association — 1.3%
GNMA, Series 2005-25-VB	5.000%	01/16/24	12,461	12,464
GNMA, Series 2011-32-QA	4.500%	02/16/38	77,862	81,679
GNMA, Series 2009-104-KA	4.500%	08/16/39	191,428	205,175
GNMA, Series 2011-159-EA	4.000%	10/20/40	107,152	113,152
GNMA, Series 2011-138-PX	4.000%	06/20/41	356,642	374,131
				786,601
Small Business Administration — 0.4%
SBA, Series 2009-20A-1	5.720%	01/01/29	247,157	276,465

Total Mortgage-Backed Securities (Cost $28,014,340)				$28,218,449

MUNICIPAL BONDS — 2.3%	Coupon	Maturity	Par Value	Value
Florida State Department of Environmental Protection, Series B, Preservation Revenue	6.026%	07/01/21	$350,000	$394,303
Florida State Hurricane Catastrophe Fund, Series A, Revenue	2.995%	07/01/20	280,000	275,327
Illinois State, General Obligation	5.877%	03/01/19	550,000	617,117
Irvine, California, Unified School District, Special Tax, Revenue	5.395%	09/01/17	155,000	161,105
Total Municipal Bonds (Cost $1,416,622)				$1,447,852

FIRST WESTERN FIXED INCOME FUND
Schedule of Investments (Continued)

ASSET-BACKED SECURITIES — 1.4%	Coupon	Maturity	Par Value	Value
Bear Stearns ALT-A Trust,
Series 2004-11-1A1 (a)	0.835%	11/25/34	$519,143	$504,954
Goldman Sachs Alternative Mortgage Products Trust,
Series 2004-OPT-A4 (a)	1.055%	11/25/34	281,499	271,970
Vanderbilt Mortgage Finance Company,
Series 2002-B-A4	5.840%	02/07/26	79,464	81,003
Total Asset-Backed Securities (Cost $865,705)				$857,927

CORPORATE BONDS — 41.4%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 2.6%
AutoZone, Inc.	4.000%	11/15/20	$550,000	$581,689
Marriott International, Inc.	3.375%	10/15/20	525,000	536,885
Time Warner Cable, Inc.	4.125%	02/15/21	500,000	522,559
				1,641,133
Energy — 2.3%
El Paso, LLC	6.500%	09/15/20	143,000	156,735
SESI, LLC	7.125%	12/15/21	500,000	555,000
Tesoro Corporation	4.250%	10/01/17	234,000	246,285
Williams Partners, L.P.	4.000%	11/15/21	500,000	510,277
				1,468,297
Financials — 15.1%
Aegon Funding Company, LLC	5.750%	12/15/20	465,000	540,659
Air Lease Corporation	3.375%	01/15/19	550,000	556,875
Ally Financial, Inc.	3.500%	01/27/19	300,000	302,250
Ares Capital Corporation	4.875%	11/30/18	525,000	548,020
Aspen Insurance Holdings, Ltd.	4.650%	11/15/23	510,000	517,926
Aviation Capital Group Corporation, 144A	4.625%	01/31/18	280,000	291,738
Aviation Capital Group Corporation, 144A	6.750%	04/06/21	215,000	235,491
AXIS Specialty Finance, LLC	5.875%	06/01/20	425,000	482,595
Citigroup, Inc.	5.375%	08/09/20	525,000	595,365
ERAC USA Finance, LLC, 144A	2.800%	11/01/18	500,000	512,715
Fidelity National Financial, Inc.	6.600%	05/15/17	500,000	561,299
General Electric Capital Corporation	4.625%	01/07/21	485,000	537,812
International Lease Finance Corporation, 144A	7.125%	09/01/18	440,000	511,500

FIRST WESTERN FIXED INCOME FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 41.4% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 15.1% (Continued)
Invesco Finance plc	4.000%	01/30/24	$485,000	$496,894
JPMorgan Chase & Company	3.375%	05/01/23	575,000	548,502
Morgan Stanley	5.500%	07/24/20	500,000	569,283
RLI Corporation	4.875%	09/15/23	225,000	227,992
WEA Finance, LLC, 144A	4.625%	05/10/21	470,000	510,755
Webster Financial Corporation	4.375%	02/15/24	535,000	532,208
Zions Bancorporation	4.500%	06/13/23	365,000	366,074
				9,445,953
Industrials — 9.7%
AA Aircraft, 144A, Series 2013-1L	3.596%	11/01/17	486,554	492,635
Air Canada, 144A, Series 2013-1A	4.125%	05/15/25	460,000	461,150
Buckeye Partners, L.P.	4.150%	07/01/23	485,000	479,066
CNH Capital, LLC, 144A	3.250%	02/01/17	375,000	380,625
Continental Airlines, Series 1999-1	6.545%	02/02/19	342,948	374,671
Continental Airlines, Series 2000-02	7.707%	04/02/21	425,527	484,547
Continental Resources, Inc.	5.000%	09/15/22	600,000	628,500
Exelis, Inc.	4.250%	10/01/16	300,000	317,028
General Motors Company, 144A	4.875%	10/02/23	250,000	261,875
Hawaiian Airlines, Series 2013-1A	3.900%	01/15/26	400,000	383,000
Republic Services, Inc.	5.250%	11/15/21	540,000	606,717
Ryder System, Inc.	2.550%	06/01/19	493,000	493,209
Toll Brothers Finance Corporation	6.750%	11/01/19	350,000	397,250
US Airways Class A Pass-Through Certificates, Series 2012-2	4.625%	06/03/25	333,850	348,874
				6,109,147
Information Technology — 0.8%
Baidu, Inc.	3.250%	08/06/18	500,000	510,923

Materials — 1.9%
ArcelorMittal S.A.	6.125%	06/01/18	250,000	275,000
Rockwood Specialties Group, Inc.	4.625%	10/15/20	400,000	415,000
Westlake Chemical Corporation	3.600%	07/15/22	500,000	487,970
				1,177,970
Real Estate — 4.0%
American Campus Communities Operating Partnership, L.P.	3.750%	04/15/23	495,000	474,274
American Tower Trust I, 144A	3.070%	03/15/23	500,000	480,233
EPR Properties	7.750%	07/15/20	425,000	503,433
Healthcare Trust of America, Inc.	3.700%	04/15/23	500,000	477,926

FIRST WESTERN FIXED INCOME FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 41.4% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate — 4.0% (Continued)
Kilroy Realty, L.P.	6.625%	06/01/20	$475,000	$558,342
				2,494,208
Telecommunication Services — 3.4%
Crown Castle Towers, LLC, 144A	4.883%	08/15/20	555,000	607,119
GTP Cellular Sites, LLC, 144A	3.721%	03/15/17	543,356	557,041
SBA Tower Trust, 144A	2.240%	04/15/18	400,000	396,499
Verizon Communications, Inc.	4.500%	09/15/20	520,000	563,307
				2,123,966
Utilities — 1.6%
Exelon Generation Company, LLC	6.200%	10/01/17	500,000	568,231
PPL Energy Supply, LLC	4.600%	12/15/21	425,000	426,073
				994,304

Total Corporate Bonds (Cost $25,691,407)				$25,965,901

MONEY MARKET FUNDS — 2.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.01% (c) (Cost $1,711,181)	1,711,181	$1,711,181

Total Investments at Value — 101.5% (Cost $63,245,879)		$63,725,164

Liabilities in Excess of Other Assets — (1.5%)		(959,693)

Net Assets — 100.0%		$62,765,471

144A - Restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Variable rate security. The rate shown is the effective interest rate as of February 28, 2014.

(b)	Percentage rounds to less than 0.1%.

(c)	The rate shown is the 7-day effective yield as of February 28, 2014.

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION BOND FUND
Schedule of Investments
February 28, 2014 (Unaudited)

MORTGAGE-BACKED SECURITIES — 39.4%	Coupon	Maturity	Par Value	Value
Corporate — 37.6%
Ace Securities Corporation,
Series 2003-NC1-A2A (a)	0.995%	07/25/33	$234,621	$227,316
Ace Securities Corporation,
Series 2005-SD1-M1 (a)	0.905%	11/25/50	296,727	291,631
Adjustable Rate Mortgage Trust,
Series 2005-3-8A2 (a)	0.395%	07/25/35	545,223	520,686
American General Mortgage Loan Trust, 144A,
Series 2010-1A-A2 (a)	5.649%	03/25/40	300,000	306,043
American Home Mortgage Investment Trust,
Series 2004-3-5A (a)	2.173%	10/25/34	164,839	164,299
Bank of America Funding Corporation, 144A,
Series 2009-R6-3A1 (a)	2.103%	01/26/37	109,154	109,329
Bayview Financial Acquisition Trust,
Series 2006-B-1A3 (a)	6.159%	04/28/36	250,000	251,359
BCAP, LLC Trust, 144A,
Series 2009-RR2-A1 (a)	2.701%	01/21/38	379,311	384,269
BCRR Trust, 144A,
Series 2009-1-2A1 (a)	5.857%	07/17/17	198,244	211,865
Bear Stearns Asset-Backed Securities Trust,
Series 2004-B01-M2 (a)	0.905%	10/25/34	85,000	80,217
Centex Home Equity Loan Trust,
Series 2004-D-AF6	4.670%	09/25/34	125,995	130,825
CIT Group Home Equity Loan Trust,
Series 2003-1-A4 (a)	3.930%	03/20/32	148,373	150,862
Citigroup Mortgage Loan Trust, Inc., 144A,
Series 2009-6-12A1 (a)	2.611%	07/25/36	124,175	126,059
Citigroup Mortgage Loan Trust, Inc., 144A,
Series 2009-6-4A1 (a)	2.751%	04/25/37	274,263	275,982
Citigroup Mortgage Loan Trust, Inc., 144A,
Series 2009-6-11A1 (a)	0.505%	05/25/37	136,673	135,227
Countrywide Asset-Backed Certificates,
Series 2004-6-2A3 (a)	0.758%	11/25/34	440,366	437,093

FIRST WESTERN SHORT DURATION BOND FUND
Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 39.4% (Continued)	Coupon	Maturity	Par Value	Value
Corporate — 37.6% (Continued)
Countrywide Home Loans,
Series 2003-20-3A4 (a)	4.749%	07/25/18	$114,046	$113,511
Countrywide Home Loans,
Series 2003-J6-1A1 (a)	5.500%	08/25/33	103,176	108,006
Credit Suisse Commercial Mortgage Trust,
Series 2007-C5-A4	5.695%	07/15/17	100,000	111,173
Credit Suisse Commercial Mortgage Trust, 144A,
Series 2009-8R-5A1 (a)	6.094%	05/26/37	93,813	97,840
Credit Suisse Commercial Mortgage Trust, 144A,
Series 2009-2R-2A5 (a)	2.188%	06/26/37	151,189	151,026
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1-A3	5.383%	02/15/40	292,301	316,036
Credit Suisse First Boston Securities Corporation Mortgage Trust, 144A,
Series 2009-3R-25A1 (a)	2.789%	07/27/36	428,862	431,319
Credit-Based Asset Servicing & Securitization, LLC,
Series 2005-CB5-AV2 (a)	0.415%	08/25/35	151,933	150,875
FRS, LLC, 144A,
Series 2013-1A-A1	1.800%	04/15/43	173,571	173,067
Goldman Sachs Mortgage Loan Trust,
Series 2005-5F-8A2 (a)	0.655%	06/25/35	558,283	545,982
Goldman Sachs Mortgage Securities Trust, 144A,
Series 2005-SEA2-A1 (a)	0.507%	01/25/45	334,526	324,967
GSAA Home Equity Trust,
Series 2004-11-2A1 (a)	0.485%	12/25/34	247,049	239,508
Harborview Mortgage Loan Trust,
Series 2004-4-2A (a)	0.714%	06/19/34	198,922	187,177
Home Loan Servicing Solutions Ltd., 144A,
Series 2012-T2-D2	4.940%	10/15/45	200,000	204,760
Home Loan Servicing Solutions Ltd., 144A,
Series 2013-T3-C3	2.388%	05/15/46	150,000	147,840

FIRST WESTERN SHORT DURATION BOND FUND
Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 39.4% (Continued)	Coupon	Maturity	Par Value	Value
Corporate — 37.6% (Continued)
Impac CMB Trust,
Series 2007-A-A (a)	0.405%	05/25/37	$709,728	$689,514
Jefferies & Company, 144A,
Series 2009-R9-1A1 (a)	2.402%	08/26/46	167,605	168,815
JPMorgan Re-REMIC, 144A,
Series 2009-9-A1 (a)	6.000%	09/26/36	146,250	153,094
JPMorgan Re-REMIC, 144A,
Series 2009-7-8A1 (a)	4.429%	01/27/47	163,479	164,100
MASTR Specialized Loan Trust, 144A,
Series 2005-3-A1 (a)	0.515%	11/25/35	240,847	226,078
Mellon Residential Funding Corporation, 144A,
Series 2000-TBC2-A1 (a)	0.640%	06/15/30	290,103	284,325
Morgan Stanley Capital, Inc.,
Series 2004-SD2-A (a)	0.605%	04/25/34	156,127	153,068
Morgan Stanley Capital, Inc.,
Series 2005-HE2-A1MZ (a)	0.415%	01/25/35	344,981	326,737
Morgan Stanley Mortgage Loan Trust,
Series 2005-5AR-1A1 (a)	0.425%	09/25/35	262,236	257,131
Morgan Stanley Mortgage Loan Trust,
Series 2005-6AR-1A2 (a)	0.425%	11/25/35	178,509	175,862
New Century Home Equity Loan Trust,
Series 2005-A-A4W (a)	5.034%	08/25/35	362,739	378,642
Orange Lake Timeshare Trust, 144A,
Series 2012-AA-A (a)	3.449%	07/10/18	150,539	154,731
Park Place Securities, Inc.,
Series 2005-WHQ1-M2 (a)	0.655%	03/25/35	135,477	134,292
Provident Funding Mortgage Loan Trust,
Series 2003-1-A (a)	2.503%	08/25/33	338,871	343,904
RBS Commercial Funding Trust, 144A,
Series 2010-RR3-MSCA (a)	5.908%	06/16/49	300,000	336,877
RBSSP Resecuritization Trust, 144A,
Series 2010-3-4A1 (a)	3.124%	12/26/35	298,621	299,728
Residential Asset Mortgage Products, Inc.,
Series 2004-RS12-AI6 (a)	4.547%	12/25/34	152,641	154,821

FIRST WESTERN SHORT DURATION BOND FUND
Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 39.4% (Continued)	Coupon	Maturity	Par Value	Value
Corporate — 37.6% (Continued)
Residential Asset Mortgage Products, Inc.,
Series 2005-RS5-AI3 (a)	0.495%	05/25/35	$33,451	$33,242
Residential Asset Mortgage Products, Inc.,
Series 2005-SP3-A3 (a)	0.545%	12/25/35	92,671	89,978
Residential Asset Securities Corporation,
Series 2003-KS10-AI6	4.540%	12/25/33	107,421	110,770
Residential Funding Mortgage Security I, Inc.,
Series 2003-S12-3A1 (a)	3.750%	12/25/32	475,398	481,570
Security National Mortgage Loan Trust, 144A,
Series 2006-3A-A1 (a)	0.435%	01/25/37	178,329	174,959
Sequoia Mortgage Trust,
Series 2010-H1-A1 (a)	3.750%	02/25/40	68,973	67,955
Sequoia Mortgage Trust,
Series 2012-4-A2 (a)	2.999%	09/25/42	413,085	399,750
Silverleaf Finance, LLC, 144A,
Series 2012-D-A	3.000%	03/17/25	62,844	63,496
Soundview Home Equity Loan Trust,
Series 2003-2-A2 (a)	1.455%	11/25/33	160,993	159,630
Structured Asset Investment Loan Trust,
Series 2003-BC9-3A3 (a)	0.855%	08/25/33	258,894	248,911
Structured Asset Securities Corporation,
Series 2004-GEL3-A (a)	0.635%	08/25/34	123,977	122,101
Trafigura Securitisation Finance plc, 144A,
Series 2012-1A-B (a)	4.173%	10/15/15	250,000	253,125
Truman Capital Mortgage Loan Trust, 144A,
Series 2002-1-M1 (a)	2.105%	11/25/31	153,821	153,821
Truman Capital Mortgage Loan Trust, 144A,
Series 2005-1-A (a)	0.585%	03/25/37	299,551	291,331
Wa-Mu Mortgage Pass- Through Certificates,
Series 2003-AR7-A7 (a)	2.299%	08/25/33	337,781	343,692

FIRST WESTERN SHORT DURATION BOND FUND
Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 39.4% (Continued)	Coupon	Maturity	Par Value	Value
Corporate — 37.6% (Continued)
Wa-Mu Mortgage Pass- Through Certificates,
Series 2003-AR8-A (a)	2.419%	08/25/33	$231,609	$235,307
Wells Fargo Home Equity Trust,
Series 2004-2-AI6 (a)	5.000%	10/25/34	187,410	189,611
Wells Fargo Mortgage Backed Securities,
Series 2003-0-5A1 (a)	2.514%	01/25/34	418,391	419,701
Wells Fargo Mortgage Backed Securities,
Series 2004-K-2A12 (a)	4.736%	07/25/34	167,433	169,554
WMC Mortgage Loan Pass- Through Certificate,
Series 1997-2-M1 (a)	0.978%	03/20/29	117,877	115,153
				15,631,525
Government National Mortgage Association — 1.8%
GNMA, Series 2009-65-GL	4.500%	05/20/38	427,246	458,324
GNMA, Series 2011-159-EA	4.000%	10/20/40	267,881	282,880
				741,204

Total Mortgage-Backed Securities(Cost $16,268,178)				$16,372,729

MUNICIPAL BONDS — 0.8%	Coupon	Maturity	Par Value	Value
Illinois State General Obligation (Cost $345,847)	4.875%	07/01/16	$325,000	$346,242

ASSET-BACKED SECURITIES — 0.5%	Coupon	Maturity	Par Value	Value
Bear Stearns ALT-A Trust,
Series 2004-11-1A1 (a)	0.835%	11/25/34	$97,339	$94,679
Goldman Sachs Alternative Mortgage Products Trust,
Series 2004-OPT-A4 (a)	1.055%	11/25/34	102,198	98,739
Total Asset-Backed Securities (Cost $195,275)				$193,418

FIRST WESTERN SHORT DURATION BOND FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 57.5%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 5.3%
Coca-Cola FEMSA, S.A.B. de C.V.	2.375%	11/26/18	$300,000	$302,048
Expedia, Inc.	7.456%	08/15/18	215,000	255,155
Hyatt Hotels Corporation	3.875%	08/15/16	300,000	317,867
MGM Resorts International	10.000%	11/01/16	175,000	210,000
Time Warner Cable, Inc.	5.850%	05/01/17	425,000	480,696
Wm. Wrigley Jr. Company, 144A	2.000%	10/20/17	300,000	302,349
Wyndham Worldwide Corporation	6.000%	12/01/16	280,000	310,049
				2,178,164
Consumer Staples — 0.7%
Bumble Bee Holdings, Inc., 144A	9.000%	12/15/17	143,000	156,764
C&S Group Enterprises LLC, 144A	8.375%	05/01/17	125,000	131,406
				288,170
Energy — 1.3%
Chesapeake Energy Corporation	6.500%	08/15/17	150,000	169,500
Petrohawk Energy Corporation	7.250%	08/15/18	200,000	213,221
Tesoro Corporation	4.250%	10/01/17	150,000	157,875
				540,596
Financials — 18.4%
Air Lease Corporation	5.625%	04/01/17	400,000	442,000
Ally Financial, Inc.	5.500%	02/15/17	175,000	191,188
Ares Capital Corporation	4.875%	11/30/18	375,000	391,443
Aviation Capital Group Corporation, 144A	3.875%	09/27/16	190,000	196,915
Aviation Capital Group Corporation, 144A	4.625%	01/31/18	200,000	208,384
Bank of America Corporation	5.250%	12/01/15	100,000	106,973
Bank of America Corporation	5.300%	03/15/17	300,000	332,436
BBVA U.S. Senior, S.A. Unipersonal	3.250%	05/16/14	200,000	200,965
Berkley (W.R.) Corporation	5.600%	05/15/15	250,000	262,924
CIT Group, Inc.	5.000%	05/15/17	175,000	187,688
Citigroup, Inc.	5.850%	08/02/16	350,000	388,911
Deutsche Bank Trust Corporation	7.500%	11/15/15	300,000	329,433
Fidelity National Financial, Inc.	6.600%	05/15/17	300,000	336,779
First Horizon National Corporation	5.375%	12/15/15	240,000	256,576
Icahn Enterprises Finance Corporation, 144A	3.500%	03/15/17	250,000	253,125
ING Bank N.V., 144A	5.125%	05/01/15	160,000	166,385
International Lease Finance Corporation, 144A	6.750%	09/01/16	300,000	336,375
Macquarie Group Ltd., 144A	4.875%	08/10/17	300,000	324,480

FIRST WESTERN SHORT DURATION BOND FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 57.5% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 18.4% (Continued)
Metropolitan Life Insurance Company, 144A	7.700%	11/01/15	$160,000	$176,141
Morgan Stanley	5.450%	01/09/17	260,000	289,213
Morgan Stanley (a)	1.518%	04/25/18	100,000	101,296
Murray Street Investment Trust I	4.647%	03/09/17	350,000	379,337
Nomura Holdings, Inc. (a)	1.693%	09/13/16	200,000	203,385
Raymond James Financial, Inc.	4.250%	04/15/16	350,000	372,597
Royal Bank of Scotland Group plc	5.050%	01/08/15	100,000	102,614
Wea Finance, LLC, 144A	7.125%	04/15/18	325,000	389,536
Westpac Banking Corporation, 144A	5.300%	10/15/15	115,000	122,299
Weyerhaeuser Company	6.950%	08/01/17	288,000	338,595
Zions Bancorporation	2.550%	11/16/15	150,000	150,454
Zions Bancorporation	2.750%	05/16/16	100,000	99,838
				7,638,285
Health Care — 1.5%
Perrigo Company, 144A	1.300%	11/08/16	310,000	310,329
Thermo Fisher Scientific, Inc.	1.300%	02/01/17	325,000	325,035
				635,364
Industrials — 9.3%
AA Aircraft Financing, 144A, Series 2013-1L	3.596%	11/01/17	231,692	234,588
America West Airlines, Inc., Series 2000-01	8.057%	07/02/20	47,991	55,429
CNH Capital LLC, 144A	3.250%	02/01/17	230,000	233,450
Continental Airlines, Inc., Series 2009-01	9.000%	07/08/16	120,121	137,239
Continental Airlines, Inc., Series 1998-1	6.648%	09/15/17	155,498	164,439
Continental Airlines, Inc., Series 2000-02	7.707%	04/02/21	88,040	100,251
DCP Midstream Operating, L.P.	2.500%	12/01/17	425,000	435,770
Delta Air Lines, Inc., Series 2009-1A	7.750%	12/17/19	185,672	218,165
Delta Air Lines, Inc., Series 2012-1A	4.750%	05/07/20	185,986	199,935
Exelis, Inc.	4.250%	10/01/16	400,000	422,704
Ford Motor Credit Company, LLC	3.000%	06/12/17	350,000	364,453
General Motors Financial Company, Inc., 144A	3.250%	05/15/18	200,000	204,750
Glencore Funding, LLC, 144A	1.700%	05/27/16	260,000	261,673
Ras Laffan Liquefied Natural Gas Company Ltd. III, 144A	5.832%	09/30/16	336,050	358,733

FIRST WESTERN SHORT DURATION BOND FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 57.5% (Continued)	Coupon	Maturity	Par Value	Value
Industrials — 9.3% (Continued)
US Airways, Inc., Series 2001-1G	7.076%	03/20/21	$230,815	$257,359
WPX Energy, Inc.	5.250%	01/15/17	200,000	214,750
				3,863,688
Information Technology — 1.5%
Baidu, Inc.	3.250%	08/06/18	390,000	398,520
iGATE Corporation	9.000%	05/01/16	199,000	210,194
				608,714
Materials — 4.1%
ArcelorMittal S.A.	4.500%	02/25/17	225,000	240,469
Avnet, Inc.	6.625%	09/15/16	450,000	503,947
Cytec Industries, Inc.	8.950%	07/01/17	310,000	371,634
Owens Corning, Inc.	6.500%	12/01/16	250,000	278,020
Packaging Dynamics Corporation, 144A	8.750%	02/01/16	95,000	97,494
Transocean, Inc.	5.050%	12/15/16	200,000	219,268
				1,710,832
Real Estate — 6.3%
American Tower Corporation	7.000%	10/15/17	325,000	381,135
ARC Properties Operating Partnership, L.P., 144A	2.000%	02/06/17	400,000	400,271
First Industrial, L.P.	5.750%	01/15/16	100,000	107,185
Hospitality Properties Trust	5.625%	03/15/17	320,000	348,927
Liberty Property, L.P.	6.625%	10/01/17	106,000	122,478
National Retail Properties, Inc.	6.875%	10/15/17	293,000	341,337
Post Apartment Homes, L.P.	4.750%	10/15/17	180,000	197,846
PPF Funding, Inc., 144A	5.700%	04/15/17	234,000	253,889
Prologis	5.625%	11/15/16	100,000	110,976
Retail Properties, Inc., 144A	7.875%	03/15/16	315,000	353,234
				2,617,278
Telecommunication Services — 7.6%
CC Holdings GS V, LLC	2.381%	12/15/17	300,000	300,807
Digicel Ltd., 144A	8.250%	09/01/17	175,000	182,000
GTP Cellular Sites, LLC, 144A	3.721%	03/15/17	148,188	151,920
Quest Diagnostic, Inc.	6.400%	07/01/17	300,000	342,986
Qwest Corporation	8.375%	05/01/16	200,000	228,106
Qwest Corporation	6.500%	06/01/17	165,000	187,190
SBA Tower Trust, 144A	5.101%	04/17/17	355,000	384,311
Sprint Nextel Corporation	8.375%	08/15/17	150,000	175,688
Telecom Italia Capital	5.250%	10/01/15	220,000	231,000

FIRST WESTERN SHORT DURATION BOND FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 57.5% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services — 7.6% (Continued)
Telefonica Emisiones, S.A.U.	3.992%	02/16/16	$250,000	$262,772
Verizon Communications, Inc.	5.500%	04/01/17	360,000	404,046
WCP Wireless Site Fund, 144A	6.829%	11/15/15	300,000	316,048
				3,166,874
Utilities — 1.5%
Exelon Generation Company, LLC	6.200%	10/01/17	375,000	426,173
Scottish Power Ltd.	5.375%	03/15/15	192,000	200,642
				626,815

Total Corporate Bonds (Cost $23,660,818)				$23,874,780

MONEY MARKET FUNDS — 1.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.01% (b) (Cost $707,802)	707,802	$707,802

Total Investments at Value — 99.9%(Cost $41,177,920)		$41,494,971

Other Assets in Excess of Liabilities — 0.1%		59,292

Net Assets — 100.0%		$41,554,263

144A - Restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Variable rate security. The rate shown is the effective interest rate as of February 28, 2014.

(b)	The rate shown is the 7-day effective yield as of February 28, 2014.

See accompanying notes to financial statements.

FIRST WESTERN FUNDS TRUST
Statements of Assets and Liabilities
February 28, 2014 (Unaudited)

	First Western Fixed Income Fund	First Western Short Duration Bond Fund
ASSETS
Investments in securities:
At amortized cost	$63,245,879	$41,177,920
At value (Note 2)	$63,725,164	$41,494,971
Cash	—	15,995
Dividends and interest receivable	408,258	344,269
Receivable for capital shares sold	25,004	127,509
Receivable for investment securities sold	11,354,714	—
Receivable from Adviser (Note 4)	—	2,027
Other assets	25,439	21,668
TOTAL ASSETS	75,538,579	42,006,439

LIABILITIES
Dividends payable	29,072	10,239
Payable for capital shares redeemed	58,465	42,540
Payable for investment securities purchased	12,658,649	379,160
Payable to Adviser (Note 4)	4,065	—
Payable to administrator (Note 4)	8,765	6,460
Other accrued expenses	14,092	13,777
TOTAL LIABILITIES	12,773,108	452,176

NET ASSETS	$62,765,471	$41,554,263

Net assets consist of:
Paid-in capital	$62,085,747	$41,214,069
Accumulated net investment income	554	274
Accumulated net realized gains from security transactions	199,885	22,869
Net unrealized appreciation on investments	479,285	317,051
Net assets	$62,765,471	$41,554,263

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,393,745	4,130,949

Net asset value, offering price, and redemption price per share (Note 2)	$9.82	$10.06

See accompanying notes to financial statements.

FIRST WESTERN FUNDS TRUST
Statements of Operations
For the Six Months Ended February 28, 2014 (Unaudited)

	First Western Fixed Income Fund	First Western Short Duration Bond Fund
INVESTMENT INCOME
Dividends	$113	$95
Interest	871,835	393,362
	871,948	393,457
EXPENSES
Investment advisory fees (Note 4)	152,807	56,477
Administration fees (Note 4)	30,576	16,181
Pricing costs	17,323	16,375
Professional fees	16,363	13,945
Fund accounting fees (Note 4)	16,063	13,618
Registration and filing fees	14,698	14,618
Custodian and bank service fees	14,699	8,552
Transfer agent fees (Note 4)	7,500	6,000
Trustees’ fees and expenses (Note 4)	5,223	5,223
Reports to shareholders	4,502	3,520
Compliance service fees (Note 4)	3,000	3,000
Insurance expense	3,267	1,247
Offering costs (Note 1)	3,883	—
Postage and supplies	1,672	1,548
Other expenses	1,972	1,973
TOTAL EXPENSES	293,548	162,277
Less fee reductions and/or expense reimbursements by the Adviser (Note 4)	(110,180)	(65,459)
NET EXPENSES	183,368	96,818

NET INVESTMENT INCOME	688,580	296,639

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	348,361	49,132
Net change in unrealized appreciation (depreciation) on investments	1,318,758	495,006

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,667,119	544,138

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,355,699	$840,777

See accompanying notes to financial statements.

FIRST WESTERN FIXED INCOME FUND
Statements of Changes in Net Assets

	Six Months Ended February 28, 2014 (Unaudited)	Period Ended August 31, 2013 (a)
FROM OPERATIONS
Net investment income	$688,580	$753,595
Net realized gains from security transactions	348,361	943,862
Net change in unrealized appreciation (depreciation) on investments	1,318,758	(2,371,315)
Net increase (decrease) in net assets from operations	2,355,699	(673,858)

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(809,116)	(1,167,673)
From net realized gains on investments	(557,170)	—
Decrease in net assets from distributions to shareholders	(1,366,286)	(1,167,673)

FROM CAPITAL SHARE TRANSACTIONS
Shares issued from reorganization (Note 1)	—	40,261,413
Proceeds from shares sold	12,488,559	28,995,650
Reinvestments of distributions to shareholders	1,060,350	968,758
Payments for shares redeemed	(10,081,527)	(10,175,614)
Net increase in net assets from capital share transactions	3,467,382	60,050,207

TOTAL INCREASE IN NET ASSETS	4,456,795	58,208,676

NET ASSETS
Beginning of period	58,308,676	100,000
End of period	$62,765,471	$58,308,676

ACCUMULATED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$554	$(17,970)

CAPITAL SHARE ACTIVITY
Shares issued from reorganization (Note 1)	—	4,026,141
Shares sold	1,281,262	2,927,386
Shares issued in reinvestment of distributions to shareholders	108,932	98,019
Shares redeemed	(1,030,513)	(1,027,482)
Net increase in shares outstanding	359,681	6,024,064
Shares outstanding, beginning of period	6,034,064	10,000
Shares outstanding, end of period	6,393,745	6,034,064

(a)	Represents the period from the commencement of operations (November 1, 2012) through August 31, 2013.

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION BOND FUND
Statements of Changes in Net Assets

	Six Months Ended February 28, 2014 (Unaudited)	Period Ended August 31, 2013 (a)
FROM OPERATIONS
Net investment income	$296,639	$101,154
Net realized gains from security transactions	49,132	1,259
Net change in unrealized appreciation (depreciation) on investments	495,006	(177,955)
Net increase (decrease) in net assets from operations	840,777	(75,542)

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(317,852)	(107,189)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	23,021,321	26,533,405
Reinvestments of distributions to shareholders	268,734	98,229
Payments for shares redeemed	(5,958,212)	(2,749,408)
Net increase in net assets from capital share transactions	17,331,843	23,882,226

TOTAL INCREASE IN NET ASSETS	17,854,768	23,699,495

NET ASSETS
Beginning of period	23,699,495	—
End of period	$41,554,263	$23,699,495

ACCUMULATED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$274	$(368)

CAPITAL SHARE ACTIVITY
Shares sold	2,303,503	2,664,084
Shares issued in reinvestment of distributions to shareholders	26,852	9,926
Shares redeemed	(596,020)	(277,396)
Net increase in shares outstanding	1,734,335	2,396,614
Shares outstanding, beginning of period	2,396,614	—
Shares outstanding, end of period	4,130,949	2,396,614

(a)	Represents the period from the commencement of operations (April 26, 2013) through August 31, 2013.

See accompanying notes to financial statements.

FIRST WESTERN FIXED INCOME FUND
Financial Highlights

Per share data for a share outstanding throughout each period:
	Six Months Ended February 28, 2014 (Unaudited)		Period Ended August 31, 2013 (a)
Net asset value at beginning of period	$9.66		$10.00

Income (loss) from investment operations:
Net investment income	0.11		0.17
Net realized and unrealized gains (losses) on investments	0.27		(0.28)
Total from investment operations	0.38		(0.11)

Less distributions:
From net investment income	(0.13)		(0.23)
From net realized gains on investments	(0.09)		—
Total distributions	(0.22)		(0.23)

Net asset value at end of period	$9.82		$9.66

Total return (b)	3.96%	(c)	(1.08%	)(c)

Net assets at end of period (000’s)	$62,765		$58,309

Ratio of total expenses to average net assets (d)	0.96%	(e)	1.07%	(e)

Ratio of net expenses to average net assets	0.60%	(e)	0.60%	(e)

Ratio of net investment income to average net assets	2.25%	(e)	1.86%	(e)

Portfolio turnover rate	248%	(c)	340%	(c)

(a)	Represents the period from the commencement of operations (November 1, 2012) through August 31, 2013.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced its fees, the total returns would have been lower.

(c)	Not annualized.

(d)	Ratios were determined based on expenses prior to any fee reductions by the Adviser (Note 4).

(e)	Annualized.

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION BOND FUND
Financial Highlights

Per share data for a share outstanding throughout each period:
	Six Months Ended February 28, 2014 (Unaudited)		Period Ended August 31, 2013 (a)
Net asset value at beginning of period	$9.89		$10.00

Income (loss) from investment operations:
Net investment income	0.09		0.05
Net realized and unrealized gains (losses) on investments	0.17		(0.11)
Total from investment operations	0.26		(0.06)

Less distributions:
From net investment income	(0.09)		(0.05)

Net asset value at end of period	$10.06		$9.89

Total return (b)	2.68%	(c)	(0.58%	)(c)

Net assets at end of period (000’s)	$41,554		$23,699

Ratio of total expenses to average net assets (d)	1.00%	(e)	1.26%	(e)

Ratio of net expenses to average net assets	0.60%	(e)	0.60%	(e)

Ratio of net investment income to average net assets	1.83%	(e)	1.64%	(e)

Portfolio turnover rate	24%	(c)	19%	(c)

(a)	Represents the period from the commencement of operations (April 26, 2013) through August 31, 2013.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced its fees and reimbursed expenses, the total returns would have been lower.

(c)	Not annualized.

(d)	Ratios were determined based on expenses prior to any fee reductions and expense reimbursements by the Adviser (Note 4).

(e)	Annualized.

See accompanying notes to financial statements.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements
February 28, 2014 (Unaudited)

1. Organization

First Western Fixed Income Fund and First Western Short Duration Bond Fund (individually, a “Fund,” and, collectively, the “Funds”) are each a diversified series of The First Western Funds Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated April 2, 2012. On August 21, 2012, 10,000 shares of First Western Fixed Income Fund were issued for cash, at $10.00 per share to First Western Capital Management Company (the “Adviser”), the investment adviser to the Fund. All costs incurred by First Western Fixed Income Fund prior to August 21, 2012 in connection with its organization and offering of shares ($30,253) were advanced by the Adviser and are subject to repayment by the Fund as described in Note 4. Organization costs are charged to expenses as incurred. Offering costs incurred by First Western Fixed Income Fund were treated as deferred charges and were amortized over the Fund’s first year of operations using the straight line method. First Western Fixed Income Fund commenced operations on November 1, 2012, after it acquired the net assets of First Western Capital Management Fixed Income Limited Partnership (the “Partnership”), in exchange for Fund shares. First Western Short Duration Bond Fund commenced operations on April 26, 2013.

On November 1, 2012, the Partnership reorganized into First Western Fixed Income Fund. The reorganization of net assets and unrealized appreciation from this tax-free transaction was as follows:

Date of Contribution	Net Assets	Shares Issued	Net Unrealized Appreciation on Investments
November 1, 2012	$40,261,413	4,026,141	$1,531,842

The investment objective of First Western Fixed Income Fund is total return. The investment objective of First Western Short Duration Bond Fund is to seek a high level of income consistent with preservation of capital and liquidity.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

Securities valuation – Securities are generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by the Adviser under the general supervision of the Board.

Securities for which quotations are not readily available are stated at fair value using procedures approved by the Board. Investments in registered investment companies are reported at their respective net asset values as reported by those companies.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2014:

First Western Fixed Income Fund
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$2,803,174	$—	$2,803,174
U.S. Government Agency Obligations	—	2,720,680	—	2,720,680
Mortgage-Backed Securities	—	28,218,449	—	28,218,449
Municipal Bonds	—	1,447,852	—	1,447,852
Asset-Backed Securities	—	857,927	—	857,927
Corporate Bonds	—	25,965,901	—	25,965,901
Money Market Funds	1,711,181	—	—	1,711,181
Total	$1,711,181	$62,013,983	$—	$63,725,164

First Western Short Duration Bond Fund
	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$16,372,729	$—	$16,372,729
Municipal Bonds	—	346,242	—	346,242
Asset-Backed Securities	—	193,418	—	193,418
Corporate Bonds	—	23,874,780	—	23,874,780
Money Market Funds	707,802	—	—	707,802
Total	$707,802	$40,787,169	$—	$41,494,971

As of February 28, 2014, the Funds did not have any transfers in and out of any Level. In addition, the Funds did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2014. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

Distributions to shareholders – Dividends from net investment income are declared and paid monthly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended February 28, 2014 and August 31, 2013 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total DIstributions
First Western Fixed Income Fund:
February 28, 2014	$1,227,912	$138,374	$1,366,286
August 31, 2013	$1,167,673	$—	$1,167,673

First Western Short Duration Bond Fund:
February 28, 2014	$317,852	$—	$317,852
August 31, 2013	$107,189	$—	$107,189

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – It is each Fund’s intention to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized gains are distributed in accordance with the Code. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of February 28, 2014:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund
Tax cost of portfolio investments	$63,245,963	$41,177,920
Gross unrealized appreciation	$948,543	$369,075
Gross unrealized depreciation	(469,342)	(52,024)
Net unrealized appreciation on investments	479,201	317,051
Accumulated ordinary income	29,626	10,513
Capital loss carryforwards	—	(4,408)
Other gains	199,969	27,277
Other temporary differences	(29,072)	(10,239)
Accumulated earnings	$679,724	$340,194

The difference between the federal income tax cost of portfolio investments and the financial statement cost for First Western Fixed Income Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The difference between accumulated net investment income in the financial statements and accumulated ordinary income on a tax basis is due to the differing tax treatment of the timing of tax deductions for dividends payable as of February 28, 2014.

As of August 31, 2013, First Western Short Duration Bond Fund had a short-term capital loss carryforward for federal income tax purposes of $4,408, which may be carried forward indefinitely. This capital loss carryforward is available to offset realized capital gains in the current and future years, thereby reducing future taxable gains distributions.

For the six months ended February 28, 2014, First Western Fixed Income Fund and First Western Short Duration Bond Fund reclassified $139,060 and $21,855, respectively, of accumulated net investment income against accumulated net realized gains from security transactions on the Statements of Assets and Liabilities due to permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP. These differences are due to the tax treatment of paydown adjustments. Such reclassifications had no effect on the Funds’ net assets or net asset value per share.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on Federal income tax returns for the current tax year and the open tax year ended August 31, 2013 and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. Each Fund indentifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended February 28, 2014, cost of purchases and proceeds from sales and maturities of investment securities other than short-term investments and U.S. government securities were as follows:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund
Purchases of investment securities	$152,366,374	$24,489,055
Proceeds from sales and maturities of investment securities	$144,765,244	$7,651,145

4. Transactions with Related Parties

The President of the Trust is also the Chairman and Chief Executive Officer of the Adviser. Certain other officers of the Trust are also officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Funds, or of Ultimus Fund Distributors, LLC (“UFD”), the principal underwriter and exclusive agent for the distribution of shares of the Funds.

TRUSTEES’ COMPENSATION
Each Fund pays each Trustee who is not affiliated with the Adviser $5,000 annually. Trustees who are affiliated with the Adviser do not receive compensation from the Funds.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

INVESTMENT ADVISORY AGREEMENT
Under the terms of an Investment Advisory Agreement between the Trust and the Adviser, First Western Fixed Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.50% of its average daily net assets. Under the terms of a separate Investment Advisory Agreement between the Trust and the Adviser, First Western Short Duration Bond Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.35% of its average daily net assets.

The Adviser has contractually agreed until January 1, 2016 to reduce its investment advisory fees and to pay each Fund’s operating expenses to the extent necessary to limit each Fund’s annual ordinary operating expenses (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to 0.60% of each Fund’s average daily net assets. During the six months ended February 28, 2014, the Adviser reduced its advisory fees by $110,180 with respect to First Western Fixed Income Fund. With respect to First Western Short Duration Bond Fund, during the six months ended February 28, 2014, the Adviser did not collect any of its advisory fees and, in addition, reimbursed other operating expenses totaling $8,982.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause a Fund’s ordinary operating expenses (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to exceed the expense limitation of 0.60% per annum. As of February 28, 2014, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $339,425 and $106,629 for First Western Fixed Income Fund and First Western Short Duration Bond Fund, respectively.

The Adviser may recover these amounts no later than the dates stated below:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund
August 21, 2015	$30,253	$—
August 31, 2016	190,992	41,170
February 28, 2017	110,180	65,459
	$331,425	$106,629

The Chief Compliance Officer (the “CCO”) of the Trust is an employee of the Adviser. The Trust reimburses the Adviser $12,000 annually for the services provided by the CCO to the Trust.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

OTHER SERVICE PROVIDERS
Ultimus provides fund administration, fund accounting, and transfer agency services to the Funds. Pursuant to servicing agreements with Ultimus, the Funds pay Ultimus customary fees for its services. Certain officers of the Trust are also officers of Ultimus.

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Trust, UFD provides distribution services and serves as principal underwriter for each Fund. UFD is a wholly-owned subsidiary of Ultimus. UFD is compensated by the Adviser (not the Funds) for its services to the Trust.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Bank Line of Credit

First Western Fixed Income Fund has an uncommitted $2,000,000 senior secured line of credit with its custodian bank. First Western Short Duration Bond Fund has an uncommitted $1,300,000 senior secured line of credit with its custodian bank. Borrowings under this arrangement bear interest at a rate per annum equal to the bank’s Prime Rate at the time of borrowing. During the six months ended February 28, 2014, First Western Fixed Income Fund and First Western Short Duration Bond Fund did not borrow under their respective lines of credit.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

7. Risks Associated with Mortgage-Backed Securities

The Funds invest in mortgage-backed securities which are subject to greater prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As of February 28, 2014, First Western Fixed Income Fund and First Western Short Duration Bond Fund had 44.9% and 39.4%, respectively, of the value of their net assets invested in mortgage-backed securities.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

FIRST WESTERN FUNDS TRUST
About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (September 1, 2013) and held until the end of the period (February 28, 2014).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

FIRST WESTERN FUNDS TRUST
About Your Funds’ Expenses (Unaudited) (Continued)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

First Western Fixed Income Fund
	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,039.60	$3.03
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.82	$3.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

First Western Short Duration Bond Fund
	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,026.80	$3.02
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.82	$3.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FIRST WESTERN FUNDS TRUST
Other Information (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is also available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-292-6775. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This page intentionally left blank.

This page intentionally left blank.

FIRST WESTERN FUNDS TRUST

Investment Adviser
First Western Capital
Management Company
1900 Avenue of the Stars
Suite 900
Los Angeles, CA 90067

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
1-800-292-6775

Legal Counsel
Sullivan & Worcester LLP
1666 K Street, NW
Washington, D.C. 20006

Distributor
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Custodian
US Bank NA
425 Walnut Street
Cincinnati, OH 45202

Board of Trustees
Warren J. Olsen, President
David L. Henry
Terry L. Scholes

Officers
Robert G. Dorsey, Vice President
Theresa M. Bridge, Treasurer
Lené Simnioniew, Secretary
Karen L. Garcia, Chief Compliance Officer

Item 2.   Code of Ethics.

No required

Item 3.   Audit Committee Financial Expert.

Not required

Item 4.   Principal Accountant Fees and Services.

Not required

Item 5.   Audit Committee of Listed Registrants.

Not applicable

Item 6.   Schedule of Investments.

(a)  Not applicable [schedule filed with Item 1]

(b)  Not applicable

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.   Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.   Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Western Funds Trust

By (Signature and Title)*		/s/ Warren J. Olsen
Warren J. Olsen, President

Date	April 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Warren J. Olsen
Warren J. Olsen, President

Date	April 30, 2014

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	April 30, 2014

*	Print the name and title of each signing officer under his or her signature.